Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Adjustments	$ 2,100
Raw materials	7,768	$ 6,910
Work-in-process	16,806	13,849
Finished goods	86,490	67,653
Total Inventory	$ 111,064	$ 88,412